Submission	Mar. 12, 2025
Submission [Line Items]
Central Index Key	0000728535
Registrant Name	HUNT J B TRANSPORT SERVICES INC
Registration File Number	333-270011
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES